Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of lease expense
	Year ended December 31,
	2020	2021	2022
Components of lease expenses
Operating lease cost	$1,023	$1,406	$3,318
Short-term lease	$66	$51	$462
Total lease expenses	$1,089	$1,457	$3,780

Schedule of supplemental cash flow information related to leases

	Year ended December 31,
	2020	2021	2022
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$1,017	$1,015	$2,212

Supplemental non-cash information related to lease liabilities from obtaining ROU assets	$3,734	$17,329	$2,862

Schedule of maturities of lease liabilities

December 31, 2022
(in thousands)
Year Ending December 31,
2023	$3,260
2024	3,024
2025	2,674
2026	2,653
2027	2,185
Thereafter	7,830
Total operating lease payments	$21,626
Less: imputed interest	1,802
Total	$19,824